Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 5,575,876	$ 6,233,301
Restricted cash	873,999	1,563,027
Accounts receivable	1,366,803	1,626,592
Revenue in excess of billings	8,107,500	22,395,290
Prepayments	8,232,175	2,161,176
Other receivables	4,441,538	3,324,533
Receivable from a trust equity owner	2,155,644	0
Due from related parties	986,035	0
Real estate properties and land lots under development	176,299,369	92,419,336
Property and equipment, net	309,382	230,475
Deferred tax assets	771,673	85,452
Total assets	209,119,994	130,039,182
Liabilities
Accounts payable	32,266,604	1,266,428
Income taxes payable	0	22,152
Other taxes payable	3,575,919	2,936,728
Due to a stockholder	0	3,840,111
Other payables and accrued liabilities	7,505,564	6,509,337
Customer deposits	42,887,810	22,417,416
Financial institution loans	41,394,608	19,208,083
Deferred tax liabilities	5,995,507	5,389,536
Total liabilities	133,626,012	61,589,791
Stockholders’ equity
Preferred stock at $0.0001 par value; 100,000,000 shares authorized; none issued or outstanding	0	0
Common stock at $0.0001 par value; 500,000,000 shares authorized; 20,400,016 and 18,547,297 shares issued and outstanding on September 30, 2011 and December 31, 2010, respectively	2,040	1,855
Additional paid-in capital	36,343,960	33,964,995
Statutory reserve	407,537	407,537
Retained earnings	33,225,033	30,849,088
Accumulated other comprehensive income	5,515,412	3,225,916
Total stockholders’ equity	75,493,982	68,449,391
Total liabilities and stockholders’ equity	$ 209,119,994	$ 130,039,182